Fees Summary	Jul. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 299,796,000.00
Previously Paid Amount	0.00
Total Fee Amount	45,898.77
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 45,898.77
Narrative - Max Aggregate Offering Price	$ 299,796,000.00
Final Prospectus	true